Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investment Securities [Abstract]
Amortized Cost and Fair Value of Securities Available For Sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$121,728	$5	$3,065	$118,668
State and political subdivisions	26	-	-	26
Mortgage backed securities and collateralized mortgage obligations - residential	263,182	270	25,775	237,677
Corporate bonds	80,150	-	2,098	78,052
Small Business Administration - guaranteed participation securities	18,740	-	1,554	17,186
Other	687	11	18	680
Total securities available for sale	$484,513	$286	$32,510	$452,289

(dollars in thousands)	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$124,123	$1	$5,937	$118,187
State and political subdivisions	34	-	-	34
Mortgage backed securities and collateralized mortgage obligations - residential	291,431	34	31,149	260,316
Corporate bonds	85,641	-	4,295	81,346
Small Business Administration - guaranteed participation securities	23,115	-	2,138	20,977
Other	686	-	33	653
Total securities available for sale	$525,030	$35	$43,552	$481,513

Securities, Available-for-sale and Held-to-maturity [Abstract]
Proceeds from Sales, Calls/Paydowns and Maturities of Securities Available for Sale, Gross Realized Gains and Gross Realized Losses
The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2023, 2022, and 2021 are as follows:

	Years ended December 31,
(dollars in thousands)	2023	2022	2021

Proceeds from sales	$-	$-	$-
Proceeds from calls/paydowns	53,503	68,954	148,609
Proceeds from maturities	5,008	15,057	9,162
Gross realized losses	-	-	-
Gross realized gains	-	-	-

Amortized Cost and Fair Value of Held to Maturity Securities
The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2023
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$6,458	$74	$136	$6,396
Total held to maturity	$6,458	$74	$136	$6,396

	December 31, 2022
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$7,707	$90	$217	$7,580
Total held to maturity	$7,707	$90	$217	$7,580

Securities Held in Available For Sale and Held to Maturity Greater Than 10% of Shareholders Equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2023 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$165,146	$149,532
Federal Home Loan Mortgage Corporation	103,230	95,243
Corporate Bonds	80,150	78,052

Securities Available for Sale [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table categorizes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2023, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value

Due in one year or less	$70,701	$70,059
Due in after one year through five years	131,890	127,367
Mortgage backed securities and collateralized mortgage obligations - residential	263,182	237,677
Small Business Administration - guaranteed participation securities	18,740	17,186
	$484,513	$452,289

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2023
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$-	$-	$116,163	$3,065	$116,163	$3,065
Mortgage backed securities and collateralized mortgage obligations - residential	-	-	227,891	25,775	227,891	25,775
Corporate bonds	-	-	78,052	2,098	78,052	2,098
Other	-	-	631	18	631	18
Small Business Administration - guaranteed participation securities	-	-	17,186	1,554	17,186	1,554

Total	$-	$-	$439,923	$32,510	$439,923	$32,510

(dollars in thousands)	December 31, 2022
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$57,849	$1,290	$55,337	$4,647	$113,186	$5,937
Mortgage backed securities and collateralized mortgage obligations - residential	164,772	13,010	93,009	18,139	257,781	31,149
Corporate bonds	52,805	2,395	28,542	1,900	81,347	4,295
Small Business Administration - guaranteed participation securities	802	71	20,175	2,067	20,977	2,138
Mortgage backed securities and collateralized mortgage obligations - commercial	-	-	-	-	-	-
Other	49	1	568	32	617	33

Total	$276,277	$16,767	$197,631	$26,785	$473,908	$43,552

Held to Maturity Securities [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table categorizes the debt securities included in the held to maturity portfolio as of December 31, 2023, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$6,458	6,396
	$6,458	6,396

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

	December 31, 2023
(dollars in thousands)	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$283	$3	$2,703	$133	$2,986	$136
Total	$283	$3	$2,703	$133	$2,986	$136

	December 31, 2022
(dollars in thousands)	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss
Mortgage backed securities and collateralized mortgage obligations - residential	$3,327	$206	$258	$11	$3,585	$217
Total	$3,327	$206	$258	$11	$3,585	$217